Income Taxes (Details 2) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Non-Canadian operating tax losses carried forward	$ 9,210	$ 0
Property, plant and equipment	18,652,394	4,337,161
Income Tax [member]
Statement [Line Items]
Canadian operating tax losses carried forward	27,271,150	25,041,650
Non-Canadian operating tax losses carried forward	1,506,390	1,465,890
Property, plant and equipment	2,242,280	188,560
Share and debt issuance cost	1,088,970	0
Capital losses carried forward	54,160	53,000
Tax credits	31,550	0
Canadian resource pools - mineral properties	0	3,754,990
Unrecognized deferred tax assets	$ 32,194,500	$ 30,504,090